RELATED PARTY TRANSACTIONS:	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS:
RELATED PARTY TRANSACTIONS:

NOTE 9 - RELATED PARTY TRANSACTIONS:

A.   Clal Biotechnology Industries Ltd. (“CBI”), which beneficially owned 35.0% of the Company’s ordinary shares prior to the Company’s Nasdaq IPO, purchased 326,085 ordinary shares, represented by 65,217 ADSs, in the offering and owned 23.6% of the Company’s ordinary shares after the offering. As a result of triggering of price protection rights in connection with the offering, CBI became entitled to be issued ordinary shares and warrants – for further details, see C below. Access Industries, which indirectly owns the majority of CBI’s shares, purchased 6,521,735 ordinary shares, represented by 1,304,347 ADSs, in the initial public offering. Following the offering, Access Industries beneficially owned 17.6% of the Company’s ordinary shares. Access Industries did not execute a lock-up agreement restricting its ability to transfer the ADSs or the underlying ordinary shares.

B.    In connection with its Nasdaq IPO and pursuant to price protection rights granted to private investors in 2018 and activated as a result of the IPO, the Company allocated an additional 4,726,764 ordinary shares (currently equivalent to 945,350 ADSs) to holders that are related parties of the Company, and adjusted their warrants to be exercisable for an additional 3,550,917 ordinary shares (currently equivalent to 710,182 ADSs). For details of the accounting treatment of this allocation, see Note 6C above.

C.    In July 2019, an annual general meeting of the Company’s shareholders approved annual fees for each director, as well as allocations of options to each director to purchase 55,000 ordinary shares (currently equivalent to 11,000 ADSs).The total expense expected in connection with these allocations is approximately $0.2 million as of December 31, 2019, of which the Company recorded expenses of approximately $0.1 million in 2019.At their discretion, directors can request for payment for their services to be made directly to their employer, whether cash, equity or both. For this reason, and following receipt of the approvals required by applicable Israeli regulations, the Company pays Ofer Gonen’s employer (CBI, the Company’s largest shareholder) directly for his services as a director, including an allocation of options to purchase 55,000 ordinary shares (currently equivalent to 11,000 ADSs) in November 2019.

D.    In July 2019, pursuant to approval at an annual general meeting of the Company’s shareholders, the Company amended the annual salary of the Company’s CEO, Dr. Frank Haluska, to $480,000 commencing May 1, 2019, and granted an allocation of options to him to purchase 422,090 ordinary shares (equivalent to 84,418 ADSs). The Company further allocated options exercisable into 494,000 ordinary shares of the Company (equivalent to 98,800 ADSs) to directors and officers of the Company (other than the CEO). The total expense expected in connection with these allocations is $0.3 million as of December 31, 2019, of which the Company recorded expenses of $0.2 million in 2019.